Share based compensation - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	May 31, 2026	Jun. 30, 2024	Jun. 30, 2026
Share based compensation
Total intrinsic value of options exercised			$ 592
Share Incentive Plan, 2022
Share based compensation
Aggregate number of shares granted (in shares)	0
Aggregate number of share options granted (in shares)	770,000
Performance Shares
Share based compensation
Aggregate number of shares granted (in shares)		600,000
Employee Stock Option
Share based compensation
Aggregate number of share options granted (in shares)			770,000
Total intrinsic value of options exercised			$ 40,123
Total unrecognized compensation expense			$ 3,920
Weighted-average period (in years)			2 years 10 months 24 days